January 8, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Short Obligations Fund and BlackRock Ultra-Short Obligations Fund, each a series of BlackRock FundsSM (Securities Act File No. 33-26305 Investment Company Act File No. 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated December 19, 2013, to the Prospectus, dated November 27, 2013, of BlackRock Short Obligations Fund and BlackRock Ultra-Short Obligations Fund (collectively, the “Funds”). The purpose of this filing is to submit the 497(e) filing dated December 19, 2013 (Accession No. 0000891092-13-010140) in XBRL format for the Funds.

Any questions or comments on this filing should be directed to the undersigned at (212) 839-5511.

Very truly yours,

/s/ Douglas E. McCormack

Douglas E. McCormack

Enclosures

cc:	Benjamin Archibald, Esq.
BlackRock Advisors, LLC